Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Issued Capital	Share Premium	Share Based Payment Reserve (Options)	Share Based Payment Reserve (warrants)	Convertible Loan Note Reserve	Merger Reserve	Other Reserves	Retained Earnings	Capital Redemption Reserve	Translation Reserve	Capital Reduction Reserve	Total
Beginning Balance at Dec. 31, 2015	$ 15,563	$ 33,496	$ 1,503	$ 162	$ 15,510	$ 9,448	$ (46,171)	$ (19,091)		$ 2,121		$ 12,540
Transactions with owners
Issue of share capital	84	546										630
Share based payment (options)			1,144									1,144
Share based payment (warrants)				109								109
Convertible loan note - equity component					1,649			(851)				798
Cancellation of deferred shares	(8,744)								8,744
Capital Reduction		(25,099)				(9,448)			(8,744)		41,292	(1,999)
Prior Year Adjustment								(14)				(14)
Total transactions with owners	(8,660)	(24,553)	1,144	109	1,649	(9,448)		(865)			41,292	(669)
Comprehensive income
Loss for the period								(9,770)				(9,770)
Translation										650		650
Total comprehensive income								(9,770)		650		(9,120)
Ending Balance at Dec. 31, 2016	6,903	8,943	2,647	271	17,158		(46,171)	(29,726)		2,771	41,292	4,088
Transactions with owners
Issue of share capital	84	1,464										1,548
Share based payment (options)			1,324									1,324
Share based payment (warrants)				308								308
Convertible loan note - equity component					419			(419)
Option forfeited in the year			(758)									(758)
Options cancelled in the year								(142)				(142)
Convertible loan note interest					3,610			(3,610)
Convertible Loan Note Conversion	1,154	20,877			(21,188)					(844)
Total transactions with owners	1,237	22,341	566	308	(17,158)			(4,171)		(844)		2,280
Comprehensive income
Loss for the period								(8,716)				(8,716)
Translation										70		70
Total comprehensive income								(8,716)		70		(8,646)
Ending Balance at Dec. 31, 2017	8,141	31,284	3,213	579			(46,171)	(42,613)		1,997	41,292	(2,278)
Transactions with owners
Issue of share capital	451	9,556										10,007
Share based payment (options)			641									641
Share based payment (warrants)				164								164
Capital Reduction												41,300
Convertible loan note interest	1	22						(23)
Total transactions with owners	452	9,578	641	164				(23)				10,812
Comprehensive income
Loss for the period								(7,994)				(7,994)
Translation										(20)		(20)
Total comprehensive income								(7,994)		(20)		(8,014)
Ending Balance at Dec. 31, 2018	$ 8,592	$ 40,862	$ 3,854	$ 743			$ (46,171)	$ (50,630)		$ 1,977	$ 41,292	$ 519